FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04706
                                   ---------

                          TEMPLETON INCOME TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 11/30/06
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.




Templeton Income Trust

QUARTERLY STATEMENT OF INVESTMENTS
NOVEMBER 30, 2006

--------------------------------------------------------------------------------

CONTENTS

Templeton Global Bond Fund .................................................   3

Notes to Statement of Investments ..........................................   9


                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1

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

Templeton Income Trust

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL BOND FUND                                                         PRINCIPAL AMOUNT c             VALUE
---------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 84.8%
    BONDS 83.8%
    ARGENTINA 2.4%
a,b Government of Argentina, FRN, 5.59%, 8/03/12 ................................           114,910,000          $    80,826,659
                                                                                                                 ----------------
    AUSTRALIA 2.1%
    New South Wales Treasury Corp.,
      8.00%, 3/01/08 ............................................................            15,900,000   AUD         12,795,725
      6.00%, 5/01/12 ............................................................            18,300,000   AUD         14,368,804
    Queensland Treasury Corp.,
      6.00%, 7/14/09 ............................................................            17,500,000   AUD         13,778,801
      6.00%, 10/14/15 ...........................................................            33,313,000   AUD         26,454,951
      Series 07G, 8.00%, 9/14/07 ................................................             3,260,000   AUD          2,604,922
                                                                                                                 ----------------
                                                                                                                      70,003,203
                                                                                                                 ----------------

    AUSTRIA 1.2%
    Government of Austria,
      4.00%, 7/15/09 ............................................................             4,400,000   EUR          5,879,587
      4.65%, 1/15/18 ............................................................            23,430,000   EUR         33,573,523
                                                                                                                 ----------------
                                                                                                                      39,453,110
                                                                                                                 ----------------

    BRAZIL 4.7%
    Nota Do Tesouro Nacional,
      9.762%, 1/01/10 ...........................................................                55,000 i BRL         23,509,951
      9.762%, 1/01/12 ...........................................................               167,615 i BRL         68,418,631
      9.762%, 1/01/14 ...........................................................                78,500 i BRL         30,888,753
      Index Linked, 6.00%, 11/15/09 .............................................                24,000 i BRL         16,704,671
      Index Linked, 6.00%, 5/15/15 ..............................................                25,800 i BRL         16,606,408
                                                                                                                 ----------------
                                                                                                                     156,128,414
                                                                                                                 ----------------

    CANADA 7.1%
    Government of Canada,
      7.00%, 12/01/06 ...........................................................            12,495,000   CAD         10,943,248
      10.00%, 6/01/08 ...........................................................            81,845,000   CAD         77,957,040
    Province of British Columbia, 5.25%, 12/01/06 ...............................            37,250,000   CAD         32,623,927
    Province of Manitoba,
      5.10%, 12/01/06 ...........................................................            10,010,000   CAD            884,568
      5.75%, 6/02/08 ............................................................            13,050,000   CAD         11,698,369
      6.375%, 9/01/15 ...........................................................            25,200,000   NZD         16,938,011
    Province of Newfoundland, 5.90%, 12/12/07 ...................................             4,800,000   CAD          4,266,232
    Province of Ontario,
      5.20%, 3/08/07 ............................................................            10,700,000   CAD          9,396,189
      6.125%, 9/12/07 ...........................................................            41,680,000   CAD         36,991,091
      3.875%, 3/08/08 ...........................................................            32,380,000   CAD         28,314,492
      6.25%, 6/16/15 ............................................................            10,115,000   NZD          6,703,432
                                                                                                                 ----------------
                                                                                                                     236,716,599
                                                                                                                 ----------------

    FINLAND 0.3%
    Government of Finland,
      5.00%, 4/25/09 ............................................................             2,700,000   EUR          3,685,678
      5.375%, 7/04/13 ...........................................................             4,400,000   EUR          6,405,390
                                                                                                                 ----------------
                                                                                                                      10,091,068
                                                                                                                 ----------------


                                          Quarterly Statement of Investments | 3

Templeton Income Trust

---------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL BOND FUND                                                         PRINCIPAL AMOUNT c             VALUE
---------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    BONDS (CONTINUED)
    FRANCE 0.1%
    Government of France, 4.25%, 04/25/19 .......................................             2,800,000   EUR    $     3,890,706
                                                                                                                 ----------------

    GERMANY 4.4%
    KfW Bankengruppe,
      8.25%, 9/20/07 ............................................................         3,005,000,000   ISK         42,244,873
    a FRN, 0.23%, 8/08/11 .......................................................        12,070,000,000   JPY        104,321,520
                                                                                                                 ----------------
                                                                                                                     146,566,393
                                                                                                                 ----------------

    GREECE 0.1%
    Government of the Hellenic Republic, 6.50%, 10/22/19 ........................             1,800,000   EUR          2,969,088
                                                                                                                 ----------------

    INDONESIA 5.8%
    Government of Indonesia,
      10.00%, 10/15/11 ..........................................................        12,660,000,000   IDR          1,370,202
      11.00%, 12/15/12 ..........................................................         8,700,000,000   IDR            975,957
      11.00%, 10/15/14 ..........................................................       112,410,000,000   IDR         12,588,200
      9.50%, 6/15/15 ............................................................        37,750,000,000   IDR          3,877,269
      10.75%, 5/15/16 ...........................................................       113,310,000,000   IDR         12,468,156
      10.00%, 7/15/17 ...........................................................       104,700,000,000   IDR         10,964,079
      15.00%, 7/15/18 ...........................................................         1,150,000,000   IDR            161,487
      11.50%, 9/15/19 ...........................................................       133,190,000,000   IDR         15,284,978
      11.00%, 11/15/20 ..........................................................       372,720,000,000   IDR         41,228,945
      12.80%, 6/15/21 ...........................................................        79,000,000,000   IDR          9,837,285
      12.90%, 6/15/22 ...........................................................        53,510,000,000   IDR          6,726,400
      12.00%, 9/15/26 ...........................................................        47,250,000,000   IDR          5,567,921
    Indonesia Recapital Bonds,
      13.15%, 3/15/10 ...........................................................        33,650,000,000   IDR          4,017,548
      15.425%, 9/15/10 ..........................................................        23,800,000,000   IDR          3,047,021
      13.15%, 1/15/12 ...........................................................        10,900,000,000   IDR          1,321,372
      14.25%, 6/15/13 ...........................................................       194,977,000,000   IDR         25,077,844
      14.275%, 12/15/13 .........................................................       301,008,000,000   IDR         39,079,357
                                                                                                                 ----------------
                                                                                                                     193,594,021
                                                                                                                 ----------------

    IRAQ 2.1%
  d Government of Iraq, Reg S, 5.80%, 1/15/28 ...................................           108,450,000               71,034,750
                                                                                                                 ----------------

    IRELAND 0.2%
    Government of Ireland, 4.25%, 10/18/07 ......................................             5,550,000   EUR          7,381,088
                                                                                                                 ----------------

    MALAYSIA 4.0%
    Government of Malaysia,
      6.90%, 3/15/07 ............................................................            44,715,000   MYR         12,480,212
      8.60%, 12/01/07 ...........................................................           179,060,000   MYR         51,953,136
      3.135%, 12/17/07 ..........................................................            64,345,000   MYR         17,731,209
      6.45%, 7/01/08 ............................................................            74,700,000   MYR         21,552,106
      4.305%, 2/27/09 ...........................................................           110,540,000   MYR         31,011,313
                                                                                                                 ----------------
                                                                                                                     134,727,976
                                                                                                                 ----------------

    MEXICO 0.9%
    Government of Mexico, 10.00%, 12/05/24 ......................................             2,600,000 j MXN         28,538,995
                                                                                                                 ----------------

    NETHERLANDS 0.0% e
    Government of the Netherlands, 5.00%, 7/15/12 ...............................               500,000   EUR            706,666
                                                                                                                 ----------------


4 | Quarterly Statement of Investments

Templeton Income Trust

---------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL BOND FUND                                                         PRINCIPAL AMOUNT c             VALUE
---------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    BONDS (CONTINUED)
    NEW ZEALAND 0.5%
    Government of New Zealand,
      7.00%, 7/15/09 ............................................................             6,888,000   NZD    $     4,770,430
      6.00%, 11/15/11 ...........................................................            10,837,000   NZD          7,363,302
      6.50%, 4/15/13 ............................................................             6,650,000   NZD          4,686,052
                                                                                                                 ----------------
                                                                                                                      16,819,784
                                                                                                                 ----------------

    NORWAY 2.7%
    Government of Norway, 6.75%, 1/15/07 ........................................           563,789,000   NOK         91,831,680
                                                                                                                 ----------------

    PERU 1.9%
    Government of Peru,
      7.84%, 8/12/20 ............................................................            74,675,000   PEN         25,543,261
      Series 7, 8.60%, 8/12/17 ..................................................           110,435,000   PEN         39,567,506
                                                                                                                 ----------------
                                                                                                                      65,110,767
                                                                                                                 ----------------

    PHILIPPINES 0.8%
    Government of the Philippines,
      9.00%, 2/15/13 ............................................................             3,675,000                4,230,844
    a FRN, 2.9375%, 6/01/08 .....................................................               266,667                  266,667
    d Reg S, 9.125%, 2/22/10 ....................................................            15,795,000   EUR         23,687,224
                                                                                                                 ----------------
                                                                                                                      28,184,735
                                                                                                                 ----------------

    POLAND 6.3%
    Government of Poland,
      8.50%, 5/12/07 ............................................................           166,940,000   PLN         58,973,612
      6.00%, 5/24/09 ............................................................           201,820,000   PLN         72,124,585
      5.75%, 9/23/22 ............................................................           216,070,000   PLN         78,645,192
                                                                                                                 ----------------
                                                                                                                     209,743,389
                                                                                                                 ----------------

    SINGAPORE 3.4%
    Government of Singapore,
      1.75%, 2/01/07 ............................................................             3,295,000   SGD          2,136,095
      4.00%, 3/01/07 ............................................................           155,005,000   SGD        100,884,162
      2.625%, 10/01/07 ..........................................................            18,300,000   SGD         11,860,588
                                                                                                                 ----------------
                                                                                                                     114,880,845
                                                                                                                 ----------------

    SLOVAK REPUBLIC 3.4%
    Government of Slovakia,
      7.80%, 1/16/07 ............................................................            50,000,000   SKK          1,864,716
      4.95%, 3/05/08 ............................................................           297,900,000   SKK         11,124,028
      4.80%, 4/14/09 ............................................................           680,500,000   SKK         25,599,111
      4.90%, 2/05/10 ............................................................            18,000,000   SKK            681,645
      7.50%, 3/13/12 ............................................................            59,000,000   SKK          2,528,583
      4.90%, 2/11/14 ............................................................           147,000,000   SKK          5,717,942
      5.30%, 5/12/19 ............................................................           120,600,000   SKK          4,963,996
    f Strip, 1/14/07 ............................................................         1,627,800,000   SKK         60,229,690
                                                                                                                 ----------------
                                                                                                                     112,709,711
                                                                                                                 ----------------

    SOUTH AFRICA 0.0% e
    Government of South Africa, 5.25%, 5/16/13 ..................................             1,200,000   EUR          1,664,615
                                                                                                                 ----------------


                                          Quarterly Statement of Investments | 5

Templeton Income Trust

---------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL BOND FUND                                                         PRINCIPAL AMOUNT c             VALUE
---------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    BONDS (CONTINUED)
    SOUTH KOREA 10.7%
    Government of Korea,
      6.90%, 1/16/07 ............................................................        38,100,000,000   KRW    $    41,093,620
      4.75%, 3/03/07 ............................................................        92,370,000,000   KRW         99,383,155
      3.75%, 9/10/07 ............................................................        26,550,000,000   KRW         28,347,764
      5.77%, 10/09/07 ...........................................................        27,800,000,000   KRW         30,145,597
      4.25%, 3/10/08 ............................................................        15,000,000,000   KRW         16,043,423
      4.75%, 3/12/08 ............................................................        96,800,000,000   KRW        103,995,764
      4.25%, 9/10/08 ............................................................        36,850,000,000   KRW         39,272,777
                                                                                                                 ----------------
                                                                                                                     358,282,100
                                                                                                                 ----------------

    SUPRANATIONAL g 4.3%
    European Investment Bank,
      4.00%, 4/15/09 ............................................................            67,500,000   SEK          9,926,355
    a senior note, FRN, 0.33%, 9/21/11 ..........................................        13,070,000,000   JPY        112,919,403
    Inter-American Development Bank,
      9.00%, 1/04/07 ............................................................           980,000,000   ISK         14,269,760
      6.00%, 12/15/17 ...........................................................            10,200,000   NZD          6,734,224
                                                                                                                 ----------------
                                                                                                                     143,849,742
                                                                                                                 ----------------

    SWEDEN 8.8%
    Government of Sweden,
      8.00%, 8/15/07 ............................................................         1,920,005,000   SEK        289,245,177
      6.50%, 5/05/08 ............................................................            28,900,000   SEK          4,393,809
      5.00%, 1/28/09 ............................................................             4,500,000   SEK            677,063
                                                                                                                 ----------------
                                                                                                                     294,316,049
                                                                                                                 ----------------

    THAILAND 2.0%
    Bank of Thailand Bond, 3.25%, 5/19/07 .......................................         1,118,545,000   THB         30,951,335
    Government of Thailand,
      8.00%, 12/08/06 ...........................................................         1,223,920,000   THB         34,104,388
      4.125%, 2/12/08 ...........................................................            73,000,000   THB          2,019,096
      8.50%, 12/08/08 ...........................................................             8,500,000   THB            253,869
                                                                                                                 ----------------
                                                                                                                      67,328,688
                                                                                                                 ----------------

    UKRAINE 0.0% e
  d Government of the Ukraine, senior note, Reg S, 10.00%, 3/15/07 ..............               102,696   EUR            137,991
                                                                                                                 ----------------

    UNITED STATES 3.6%
    Federal National Mortgage Association,
      2.125%, 10/09/07 ..........................................................        10,880,000,000   JPY         95,233,316
      1.75%, 3/26/08 ............................................................         3,050,000,000   JPY         26,722,447
                                                                                                                 ----------------
                                                                                                                     121,955,763
                                                                                                                 ----------------
    TOTAL BONDS (COST $2,629,288,432) ...........................................                                  2,809,444,595
                                                                                                                 ----------------

    WARRANTS (COST $24,932,403) 1.0%
    ARGENTINA 1.0%
  h Government of Argentina, wts., 12/15/35 .....................................           186,580,000               22,950,273
  h Government of Argentina, wts., 12/15/35 .....................................            60,730,000   EUR          9,668,451
                                                                                                                 ----------------
                                                                                                                      32,618,724
                                                                                                                 ----------------
    TOTAL LONG TERM INVESTMENTS (COST $2,654,220,835) ...........................                                  2,842,063,319
                                                                                                                 ----------------


6 | Quarterly Statement of Investments

Templeton Income Trust

---------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON GLOBAL BOND FUND                                                         PRINCIPAL AMOUNT c             VALUE
---------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 13.8%
    GOVERNMENT AND AGENCY SECURITIES 10.8%
    EGYPT 4.4%
  f Egypt Treasury Bills, 12/05/06 - 11/20/07 ...................................           899,650,000   EGP    $   148,391,537
                                                                                                                 ----------------

    NORWAY 1.9%
  f Norwegian Treasury Bills, 3/21/07 - 9/19/07 .................................           396,280,000   NOK         62,904,931
                                                                                                                 ----------------

    SWEDEN 0.5%
  f Swedish Treasury Bill, 12/19/07 .............................................           131,215,000   SEK         18,511,493
                                                                                                                 ----------------

    THAILAND 4.0%
  f Thailand Treasury Bills, 1/04/07 - 11/08/07 .................................         4,898,596,000   THB        133,699,207
                                                                                                                 ----------------
    TOTAL GOVERNMENT AND AGENCY SECURITIES (COST $351,633,047) ..................                                    363,507,168
                                                                                                                 ----------------

    TIME DEPOSITS (COST $102,205,000) 3.0%
    UNITED STATES 3.0%
    Paribas Corp., 5.31%, 12/01/06 ..............................................           102,205,000              102,205,000
                                                                                                                 ----------------
    TOTAL SHORT TERM INVESTMENTS (COST $453,838,047) ............................                                    465,712,168
                                                                                                                 ----------------
    TOTAL INVESTMENTS (COST $3,108,058,882) 98.6% ...............................                                  3,307,775,487
    NET UNREALIZED LOSS ON FORWARD CONTRACTS (0.0)% e ...........................                                     (1,501,400)
    OTHER ASSETS, LESS LIABILITIES 1.4% .........................................                                     45,654,211
                                                                                                                 ----------------
    NET ASSETS 100.0% ...........................................................                                $ 3,351,928,298
                                                                                                                 ================

CURRENCY ABBREVIATIONS

AUD - Australian Dollar
BRL - Brazil Real
CAD - Canadian Dollar
EGP - Egyptian Pound
EUR - Euro
IDR - Indonesian Rupiah
ISK - Iceland Krona
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Nuevo Sol
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
SKK - Slovak Koruna
THB - Thailand Baht

SELECTED PORTFOLIO ABBREVIATION

FRN - Floating Rate Note


                                          Quarterly Statement of Investments | 7

Templeton Income Trust

--------------------------------------------------------------------------------
    TEMPLETON GLOBAL BOND FUND
--------------------------------------------------------------------------------

a     The coupon rate shown represents the rate at period end.

b The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

c     The principal amount is stated in U.S. dollars unless otherwise indicated.

d Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At November 30, 2006 the aggregate value of these securities was $94,859,965, representing 2.83% of net assets.

e     Rounds to less than 0.1% of net assets.

f     The security is traded on a discount basis with no stated coupon rate.

g A supranational organization is an entity formed by two or more central governments through international treaties.

h Warrants are linked to the Argentine Republic Gross Domestic Product (GDP) and do not pay principal over life of security or at expiration. Warrants entitle the holder to receive only variable income payments, subject to certain conditions, which are based on growth of the Argentine GDP and the principal or "notional" value of these GDP linked warrants.

i     Principal is stated in 100 Real units.

j     Principal is stated in 100 Peso units.


8 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Templeton Income Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Income Trust is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company, consisting of one fund, the Templeton Global Bond Fund (the Fund).

1. INCOME TAXES

At November 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .................................  $ 3,148,834,716
                                                       ================

Unrealized appreciation .............................  $   170,986,867
Unrealized depreciation .............................      (12,046,096)
                                                       ----------------
Net unrealized appreciation (depreciation) ..........  $   158,940,771
                                                       ================

2. FORWARD EXCHANGE CONTRACTS

At November 30, 2006, the Fund had the following forward exchange contracts outstanding:

-----------------------------------------------------------------------------------------------------------
                                                                   CONTRACT       SETTLEMENT   UNREALIZED
CONTRACTS TO BUY:                                                  AMOUNT a          DATE      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------
 5,050,000,000   Korean Won ..............................        7,070,264 NZD     12/06/06   $   599,754
   200,000,000   Thailand Baht ...........................        7,009,551 NZD     12/06/06       778,850
    13,000,000   Brazilian Real ..........................        5,463,333          1/04/07       501,635
    14,070,000   Brazilian Real ..........................        6,000,000          2/21/07       400,328
    15,183,000   Brazilian Real ..........................        6,025,000          2/28/07       874,482
    50,000,000   Swedish Krona ...........................        6,993,985          2/28/07       346,730
    11,346,000   Romania Leu .............................        3,050,000 EUR      3/28/07       280,807
    44,877,700   Romania Leu .............................       12,200,000 EUR      4/23/07       874,511
 2,600,000,000   Japanese Yen ............................       22,489,657          7/17/07       636,659
                                                                                               ------------
                                                                                               $ 5,293,756
                                                                                               ============

-----------------------------------------------------------------------------------------------------------
                                                                   CONTRACT       SETTLEMENT   UNREALIZED
CONTRACTS TO SELL:                                                 AMOUNT a          DATE      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------
   121,591,935   Mexican Peso ............................    5,967,732,151 CLP      8/16/07   $   387,288
    84,372,354   Mexican Peso ............................    4,117,033,382 CLP      8/20/07       224,707
    68,659,949   Mexican Peso ............................    3,292,519,188 CLP      9/12/07        80,152
    25,676,395   Mexican Peso ............................    1,223,993,727 CLP      9/14/07        16,404
                                                                                               ------------
                                                                                                   708,551
                                                                                               ------------
  UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS ............................................   $ 6,002,307
                                                                                               ============


                                          Quarterly Statement of Investments | 9

Templeton Income Trust

2. FORWARD EXCHANGE CONTRACTS (CONTINUED)

-----------------------------------------------------------------------------------------------------------
                                                                   CONTRACT       SETTLEMENT   UNREALIZED
CONTRACTS TO BUY:                                                  AMOUNT a          DATE      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------
 6,386,794,250   Japanese Yen ............................       58,400,000          2/09/07   $(2,688,377)
 1,284,450,000   Japanese Yen ............................       12,000,000          2/13/07      (790,396)
 1,913,894,500   Japanese Yen ............................       18,025,000          2/20/07    (1,307,968)
   434,798,100   Japanese Yen ............................        4,070,000          2/22/07      (271,308)
   415,586,250   Japanese Yen ............................        3,825,000          3/05/07      (189,226)
   400,000,000   Indian Rupee ............................       14,214,641 NZD      3/21/07      (748,680)
   285,600,000   Japanese Yen ............................        2,550,000          4/19/07       (37,174)
   786,660,000   Japanese Yen ............................        7,000,000          5/24/07       (47,819)
   279,175,000   Japanese Yen ............................        2,500,000          9/04/07        (2,499)
   706,100,000   Indian Rupee ............................       23,598,604 NZD     10/29/07      (246,783)
   505,000,000   Indian Rupee ............................       17,318,244 NZD     10/30/07      (470,934)
                                                                                               ------------
                                                                                               $(6,801,164)
                                                                                               ============

-----------------------------------------------------------------------------------------------------------
                                                                   CONTRACT       SETTLEMENT   UNREALIZED
CONTRACTS TO SELL:                                                 AMOUNT a          DATE      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------
   200,000,000   Thailand Baht ...........................        8,045,052 NZD     12/06/06   $   (70,731)
     4,940,820   Euro ....................................      697,989,641 JPY      3/06/07      (464,633)
    13,836,250   New Zealand Dollar ......................      413,842,229 INR      7/27/07      (167,179)
                                                                                               ------------
                                                                                                  (702,543)
                                                                                               ------------
        UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS ......................................   $(7,503,707)
                                                                                               ============
             NET UNREALIZED GAIN (LOSS) ON FORWARD EXCHANGE CONTRACTS ......................   $(1,501,400)
                                                                                               ============

a     In U.S. Dollar unless otherwise indicated.

CURRENCY ABBREVIATIONS

CLP - Chilean Peso
EUR - Euro
JPY - Japanese Yen
INR - Indian Rupee
NZD - New Zealand Dollar

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


10 | Quarterly Statement of Investments

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INCOME TRUST

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 25, 2007



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 25, 2007



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date January 25, 2007